Vessels, net (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net - Consolidated statement of financial position

	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2021	162,992	(104,111)	11,883	(8,414)	62,350
Additions	26,431	—	1,904	—	28,335
Depreciation & Amortization	—	(1,418)	—	(1,115)	(2,533)
Balance at June 30, 2021	189,423	(105,529)	13,787	(9,529)	88,152